NAME OF REGISTRANT:
FRANKLIN MANAGED TRUST
File No. 811-04894

EXHIBIT ITEM: Copies of any material amendments to the registrant's charter or by-laws
AMENDED AND RESTATED
AGREEMENT AND DECLARATION OF TRUST
of
FRANKLIN MANAGED TRUST
a Delaware Statutory Trust

(Original Agreement and Declaration of Trust was adopted July 7, 1999; Amended and Restated Agreement and Declaration of Trust was adopted May 21, 2007;
current Amended and Restated Agreement and Declaration of Trust adopted May 18, 2018.)

TABLE OF CONTENTS
Page
Article I	NAME; OFFICES; REGISTERED AGENT; DEFINITIONS	1
Section 1.	Name	1
Section 2.	Offices of the Trust	2
Section 3.	Registered Agent and Registered Office	2
Section 4.	Definitions	2
Article II	PURPOSE OF TRUST	4
Article III	SHARES	7
Section 1.	Division of Beneficial Interest	7
Section 2.	Ownership of Shares	9
Section 3.	Sale of Shares	9
Section 4.	Status of Shares and Limitation of Personal Liability	9
Section 5.	Power of Board of Trustees to Make Tax Status Election	10
Section 6.	Establishment and Designation of Series and Classes	10
Section 7.	Indemnification of Shareholders	14
Article IV	THE BOARD OF TRUSTEES	14
Section 1.	Number, Election, Term, Removal and Resignation	14
Section 2.	Trustee Action by Written Consent Without a Meeting	15
Section 3.	Powers; Other Business Interests; Quorum and Required Vote	15
Section 4.	Payment of Expenses by the Trust	18
Section 5.	Payment of Expenses by Shareholders	18
Section 6.	Ownership of Trust Property	18
Section 7.	Service Contracts	18
Article V	SHAREHOLDERS' VOTING POWERS AND MEETINGS	20
Section 1.	Voting Powers	20
Section 2.	Quorum and Required Vote	20
Section 3.	Shareholder Action by Written Consent Without a Meeting	20
Section 4.	Record Dates	21
Section 5.	Additional Provisions	22
Article VI	NET ASSET VALUE; DISTRIBUTIONS; REDEMPTIONS; TRANSFERS	22
Section 1.	Determination of Net Asset Value, Net Income and
Distributions	22
Section 2.	Redemptions at the Option of a Shareholder	24
Section 3.	Redemptions at the Option of the Trust	26
Section 4.	Transfer of Shares	26
Article VII	LIMITATION OF LIABILITY AND INDEMNIFICATION OF AGENT	26
Section 1.	Limitation of Liability	26
Section 2.	Indemnification	27
Section 3.	Insurance	29
Section 4.	Derivative Actions	29
Section 5.	Jurisdiction and Waiver of Jury Trial	30
Article VIII	CERTAIN TRANSACTIONS	30
Section 1.	Dissolution of Trust or Series	30
Section 2.	Merger or Consolidation; Conversion; Reorganization	31
Section 3.	Master Feeder Structure	33
Section 4.	Absence of Appraisal or Dissenters' Rights	33
Article IX	AMENDMENTS	34
Section 1.	Amendments Generally	34
Article X	MISCELLANEOUS	34
Section 1.	References; Headings; Counterparts	34
Section 2.	Applicable Law	34
Section 3.	Provisions in Conflict with Law or Regulations	35
Section 4.	Statutory Trust Only	35
Section 5.	Use of the Names "Franklin," "Templeton," "Fiduciary Trust,"
and/or "Institutional Fiduciary Trust"	35



AMENDED AND RESTATED
AGREEMENT AND DECLARATION OF TRUST
OF
FRANKLIN MANAGED TRUST
AMENDED AND RESTATED AGREEMENT AND DECLARATION OF TRUST made as of this
18th day of May, 2018, by the Trustees hereunder.
WITNESSETH:
WHEREAS Franklin Managed Trust (the "Trust") was formed on July 7, 1999 under the name "Franklin Managed Trust" by its Trustees by the filing of the Certificate of Trust with the Office of the Secretary of State of the State of Delaware pursuant to an Agreement and Declaration of
Trust dated as of July 7, 1999 (the "Original Declaration of Trust"); and WHEREAS this Trust has been formed to carry on the business of an open-end management investment company as defined in the 1940 Act; and
WHEREAS this Trust is authorized to divide its Shares into two or more
 Classes, to issue its Shares in separate Series, to divide Shares of any Series into two or more Classes and to issue Classes of the Trust or the
Series, if any, all in accordance with the provisions hereinafter set forth; and
WHEREAS the Trustees have agreed to manage all property coming into their hands as trustees of a Delaware statutory trust in accordance with the provisions of the Delaware Statutory Trust Act, as amended from time to time, and the provisions hereinafter set forth;
NOW, THEREFORE, the Trustees hereby declare that:
(i)	all cash, securities and other assets that the Trust may from time to time acquire in any manner shall be managed and disposed of upon the following terms and conditions as hereinafter set forth; and
(ii)	this Declaration of Trust and the By-Laws shall be binding in accordance with their terms on every Trustee, by virtue of having become a Trustee of the Trust, and on every Shareholder, by virtue of having become a Shareholder of the Trust, pursuant to the terms of this Declaration of Trust and the By-Laws.
ARTICLE I

NAME; OFFICES; REGISTERED AGENT; DEFINITIONS
Section 1.	Name.  This Trust shall be known as "Franklin Managed Trust"
and the Board of Trustees shall conduct the business of the Trust under that name, or any other name as it may from time to time designate. The Trustees may, without Shareholder approval, change the name of the Trust or any Series or Class.  Any name change of any Series or Class shall become effective upon approval by the Trustees of such change or any document (including any registration statement) reflecting such change, or at such later time as may be approved by the Trustees.  Any name change of the Trust shall become effective upon the filing of a certificate of amendment under the DSTA reflecting such change, or at such later time specified in such certificate of amendment.  Any such action shall have the status of an amendment to this Declaration of
Trust.  In the event of any name change, the Trustees shall cause notice to be given to the affected Shareholders within a reasonable time after the implementation of such change, which notice will be deemed given if the changed name is reflected in any registration statement. The Trust shall constitute a Delaware statutory trust in accordance with the DSTA.
Section 2.	Offices of the Trust.  The Board may at any time
establish offices of the Trust at any place or places where the Trust intends to do business.
Section 3.	Registered Agent and Registered Office.  The name of
 the registered agent of the Trust and the address of the registered office of the Trust are as set forth in the Trust's Certificate of Trust.
Section 4.	Definitions.
Whenever used herein, unless otherwise required by the context or specifically provided:
(a)	"1940 Act" shall mean the Investment Company Act of 1940 and the rules and regulations thereunder, all as adopted or amended from time to time;
(b)	"Affiliate" shall have the same meaning as "affiliated person" as such term is defined in the 1940 Act when used with reference to a specified Person, as defined below.
(c)	"Board of Trustees" shall mean the governing body of the Trust, that is comprised of the number of Trustees of the Trust fixed from time to time pursuant to Article IV hereof, having the powers and duties set forth herein;
(d)	"By-Laws" shall mean By-Laws of the Trust, as amended, restated or supplemented from time to time in accordance with Article VIII therein.
Such By-Laws may contain any provision not inconsistent with applicable law or this Declaration of Trust, relating to the governance of the Trust;
(e)	"Certificate of Trust" shall mean the certificate of trust of the
 Trust filed with the office of the Secretary of State of the State of Delaware as required under the DSTA to form the Trust, as such certificate shall be amended, restated or supplemented from time to time and filed with such office;
(f)	"Class" shall mean each class of Shares of the Trust or of a Series of the Trust established and designated under and in accordance with the provisions of Article III hereof;
(g)	"Code" shall mean the Internal Revenue Code of 1986 and the rules and regulations thereunder, all as adopted or amended from time to time;
(h)	"Commission" shall have the meaning given that term in the 1940 Act;
(i)	"DSTA" shall mean the Delaware Statutory Trust Act (12 Del. C.  3801, et seq.), as amended from time to time;
(j)	"Declaration of Trust" shall mean this Amended and Restated Agreement and Declaration of Trust, as amended, restated or supplemented from time to time;
(k)	"General Liabilities" shall have the meaning given it in Article III,
 Section 6(b) of this Declaration of Trust;
(l)	"Interested Person" shall have the meaning given that term in the
1940 Act;
(m)	"Investment Adviser" or "Adviser" shall mean a Person, as defined below, furnishing services to the Trust pursuant to any investment advisory or investment management contract described in Article IV,
 Section 7(a) hereof;
(n)	"National Financial Emergency" shall mean the whole or any part of any period during (i) which an emergency exists as a result of which disposal by the Trust of securities or other assets owned by the Trust is not reasonably practicable; (ii) which it is not reasonably practicable for the Trust fairly to determine the net asset value of its assets; or
(iii) such other period as the Commission may by order permit for the protection of investors;
(o)	"Person" shall mean a natural person, partnership, limited
 partnership, limited liability company, trust, estate, association, corporation, organization, custodian, nominee or any other individual or entity in its own or any representative capacity, in each case, whether domestic or foreign, and a statutory trust or a foreign statutory or business trust;
(p)	"Principal Underwriter" shall have the meaning given that term in the 1940 Act;
(q)	"Series" shall mean each Series of Shares established and designated under and in accordance with the provisions of Article III hereof;
(r)	"Shares" shall mean the transferable shares of beneficial interest into which the beneficial interest in the Trust shall be divided from time to time, and shall include fractional and whole Shares;
(s)	"Shareholder" shall mean a record owner of Shares pursuant to the
 By-Laws;
(t)	"Trust" shall mean Franklin Managed Trust, the Delaware statutory trust formed under the Original Declaration of Trust, as amended, and by filing of the Certificate of Trust with the office of the Secretary of
State of the State of Delaware, and governed by this Declaration of Trust;
(u)	"Trust Property" shall mean any and all property, real or personal, tangible or intangible, which is owned or held by or for the account of the Trust, or one or more of any Series thereof, including, without limitation, the rights referenced in Article X, Section 5 hereof; and
(v)	"Trustee" or "Trustees" shall mean each Person who signs this
Declaration of Trust as a trustee and all other Persons who may, from time to time, be duly elected or appointed, qualified and serving on the
 Board of Trustees in accordance with the provisions hereof and the By-Laws, so long as such signatory or other Person continues in office in accordance with the terms hereof and the By-Laws. Reference herein to a Trustee or the Trustees shall refer to such Person or Persons in such Person's or Persons' capacity as a trustee or trustees hereunder and under the By-Laws.
ARTICLE II

PURPOSE OF TRUST
The purpose of the Trust is to conduct, operate and carry on the business of a registered management investment company registered under the
 1940 Act, directly, or if one or more Series is established hereunder, through one or more Series, investing primarily in securities, and to exercise all of the powers, rights and privileges granted to, or conferred upon, a statutory trust formed under the DSTA, including, without limitation, the following powers:
(a)	To hold, invest and reinvest its funds, and in connection therewith, to make any changes in the investment of the assets of the Trust, to hold part or all of its funds in cash, to hold cash uninvested, to subscribe for, invest in, reinvest in, purchase or otherwise acquire, own, hold, pledge, sell, assign, mortgage, transfer, exchange, distribute, write options on, lend or otherwise deal in or dispose of contracts for the future acquisition or delivery of fixed income or other securities, and securities or property of every nature and kind, including, without limitation, all types of bonds, debentures, stocks, shares, units of beneficial interest, preferred stocks, negotiable or non-negotiable instruments, obligations, evidences of indebtedness, money market instruments, certificates of deposit or indebtedness, bills, notes, mortgages, commercial paper, repurchase or reverse repurchase agreements, bankers' acceptances, finance paper, and any options, certificates, receipts, warrants, futures contracts or other instruments representing rights to receive, purchase or subscribe for the same, or evidencing or representing any other rights or interests therein or in any property or assets, and other securities of any kind, as the foregoing are issued, created, guaranteed, or sponsored by any and all Persons, including, without limitation, states, territories, and possessions of the United States and the District of Columbia and any political subdivision, agency, or instrumentality thereof, any foreign government or any political subdivision of the U.S. Government or any foreign government, or any international instrumentality, or by any bank or savings institution, or by any corporation or organization organized under the laws of the United States or of any state, territory, or possession thereof, or by any corporation or organization organized under any foreign law, or in "when issued" contracts for any such securities;
(b)	To exercise any and all rights, powers and privileges with reference to or incident to ownership or interest, use and enjoyment of any of such securities and other instruments or property of every kind and description, including, but without limitation, the right, power and privilege to own, vote, hold, purchase, sell, negotiate, assign, exchange, lend, transfer, mortgage, hypothecate, lease, pledge or write options with respect to or otherwise deal with, dispose of, use, exercise or enjoy any rights, title, interest, powers or privileges under or with reference to any of such securities and other instruments or property, the right to consent and otherwise act with respect thereto, with power to designate one or more Persons, to exercise any of said rights, powers, and privileges in respect of any of said instruments, and to do any and all acts and things for the preservation, protection, improvement and enhancement in value of any of such securities and other instruments or property;
(c)	To sell, exchange, lend, pledge, mortgage, hypothecate, lease or write options with respect to or otherwise deal in any property rights relating to any or all of the assets of the Trust or any Series, subject to any requirements of the 1940 Act;
(d)	To vote or give assent, or exercise any rights of ownership, with respect to stock or other securities or property; and to execute and deliver proxies or powers of attorney to such Person or Persons as the Trustees shall deem proper, granting to such Person or Persons such power and discretion with relation to securities or property as the Trustees shall deem proper;
(e)	To exercise powers and right of subscription or otherwise which in any manner arise out of ownership of securities and/or other property;
(f)	To hold any security or property in a form not indicating that it is trust property, whether in bearer, unregistered or other negotiable form, or in its own name or in the name of a custodian or subcustodian or a nominee or nominees or otherwise or to authorize the custodian or a subcustodian or a nominee or nominees to deposit the same in a securities depository, subject in each case to proper safeguards according to the usual practice of investment companies or any rules or regulations applicable thereto;
(g)	To consent to, or participate in, any plan for the reorganization, consolidation or merger of any corporation or issuer of any security which is held in the Trust; to consent to any contract, lease, mortgage, purchase or sale of property by such corporation or issuer; and to pay calls or subscriptions with respect to any security held in the Trust;
(h)	To join with other security holders in acting through a committee, depositary, voting trustee or otherwise, and in that connection to deposit any security with, or transfer any security to, any such committee, depositary or trustee, and to delegate to them such power and authority with relation to any security (whether or not so deposited or transferred) as the Trustees shall deem proper, and to agree to pay, and to pay, such portion of the expenses and compensation of such committee, depositary or trustee as the Trustees shall deem proper;
(i)	To compromise, arbitrate or otherwise adjust claims in favor of or against the Trust or any matter in controversy, including but not limited to claims for taxes;
(j)	To enter into joint ventures, general or limited partnerships and any other combinations or associations;
(k)	To endorse or guarantee the payment of any notes or other obligations of any Person; to make contracts of guaranty or suretyship, or otherwise assume liability for payment thereof;
(l)	To purchase and pay for entirely out of Trust Property such insurance as the Board of Trustees may deem necessary or appropriate for the conduct of the business, including, without limitation, insurance policies insuring the assets of the Trust or payment of distributions and principal on its portfolio investments, and insurance policies insuring the Shareholders, Trustees, officers, employees, agents,
Investment Advisers, Principal Underwriters, or independent contractors of the Trust, individually against all claims and liabilities of every nature arising by reason of holding Shares, holding, being or having held any such office or position, or by reason of any action alleged to have been taken or omitted by any such Person as Trustee, officer, employee, agent, Investment Adviser, Principal Underwriter, or independent contractor, to the fullest extent permitted by this Declaration of Trust, the By-Laws and by applicable law;
(m)	To adopt, establish and carry out pension, profit-sharing, share bonus, share purchase, savings, thrift and other retirement, incentive and benefit plans, trusts and provisions, including the purchasing of life insurance and annuity contracts as a means of providing such retirement and other benefits, for any or all of the Trustees, officers, employees and agents of the Trust;
(n)	To purchase or otherwise acquire, own, hold, sell, negotiate, exchange, assign, transfer, mortgage, pledge or otherwise deal with, dispose of, use, exercise or enjoy, property of all kinds;
(o)	To buy, sell, mortgage, encumber, hold, own, exchange, rent or otherwise acquire and dispose of, and to develop, improve, manage, subdivide, and generally to deal and trade in real property, improved and unimproved, and wheresoever situated; and to build, erect, construct, alter and maintain buildings, structures, and other improvements on real property;
(p)	To borrow or raise moneys for any of the purposes of the Trust, and to mortgage or pledge the whole or any part of the property and franchises of the Trust, real, personal, and mixed, tangible or intangible, and wheresoever situated;
(q)	To enter into, make and perform contracts and undertakings of every kind for any lawful purpose, without limit as to amount;
(r)	To issue, purchase, sell and transfer, reacquire, hold, trade and deal in stocks, Shares, bonds, debentures and other securities, instruments or other property of the Trust, from time to time, to such extent as the Board of Trustees shall, consistent with the provisions of this Declaration of Trust, determine; and to re-acquire and redeem, from time to time, its Shares or, if any, its bonds, debentures and other securities;
(s)	To engage in and to prosecute, defend, compromise, abandon, or adjust, by arbitration, or otherwise, any actions, suits, proceedings, disputes, claims, and demands relating to the Trust, and out of the assets of the Trust to pay or to satisfy any debts, claims or expenses incurred in connection therewith, including those of litigation, and such power shall include without limitation the power of the Trustees or any appropriate committee thereof, in the exercise of their or its good faith business judgment, to dismiss any action, suit, proceeding, dispute, claim, or demand, derivative or otherwise, brought by any Person, including a Shareholder in the Shareholder's own name or the name of the Trust, whether or not the Trust or any of the Trustees may be named individually therein or the subject matter arises by reason of business for or on behalf of the Trust;
(t)	To exercise and enjoy, in Delaware and in any other states,
territories, districts and United States dependencies and in foreign countries, all of the foregoing powers, rights and privileges, and the enumeration of the foregoing powers shall not be deemed to exclude any powers, rights or privileges so granted or conferred; and
(u)	In general, to carry on any other business in connection with or incidental to its trust purposes, to do everything necessary, suitable or proper for the accomplishment of such purposes or for the attainment of any object or the furtherance of any power hereinbefore set forth, either alone or in association with others, and to do every other act or thing incidental or appurtenant to, or growing out of, or connected with, its business or purposes, objects or powers.
The Trust shall not be limited to investing in obligations maturing before the possible dissolution of the Trust or one or more of its Series.
 Neither the Trust nor the Board of Trustees shall be required to obtain any court order to deal with any assets of the Trust or take any other action hereunder.
The foregoing clauses shall each be construed as purposes, objects and powers, and it is hereby expressly provided that the foregoing enumeration of specific purposes, objects and powers shall not be held to limit or restrict in any manner the powers of the Trust, and that they are in furtherance of, and in addition to, and not in limitation of, the general powers conferred upon the Trust by the DSTA and the other laws of the
State of Delaware or otherwise; nor shall the enumeration of one thing be deemed to exclude another, although it be of like nature, not expressed.
ARTICLE III

SHARES
Section 1.	Division of Beneficial Interest.
(a)	The beneficial interest in the Trust shall be divided into Shares, each Share without a par value.  The number of Shares in the Trust authorized hereunder, and of each Series and Class as may be established from time to time, is unlimited. The Board of Trustees may authorize the division of Shares into separate Classes of Shares and into separate and distinct Series of Shares and the division of any Series into separate
Classes of Shares in accordance with the 1940 Act.  The different Series and Classes shall be established and designated pursuant to Article III,
Section 6 hereof. If no separate Series or Classes of Series shall be established, the Shares shall have the rights, powers and duties provided for herein and in Article III, Section 6 hereof to the extent relevant and not otherwise provided for herein, and all references to Series and Classes shall be construed (as the context may require) to refer to the
Trust.
The fact that the Trust shall have one or more established and designated
 Classes of the Trust, shall not limit the authority of the Board of
Trustees to establish and designate additional Classes of the Trust.  The fact that one or more Classes of the Trust shall have initially been established and designated without any specific establishment or designation of a Series (i.e., that all Shares of the Trust are initially
 Shares of one or more Classes) shall not limit the authority of the
Board of Trustees to later establish and designate a Series and establish and designate the Class or Classes of the Trust as Class or Classes, respectively, of such Series.
	The fact that a Series shall have initially been established and designated without any specific establishment or designation of Classes
 (i.e., that all Shares of such Series are initially of a single Class)
 shall not limit the authority of the Board of Trustees to establish and designate separate Classes of said Series. The fact that a Series shall have more than one established and designated Class, shall not limit the authority of the Board of Trustees to establish and designate additional Classes of said Series.
(b)	The Board of Trustees shall have the power to issue authorized, but unissued Shares of the Trust, or any Series and Class thereof, from time to time for such consideration paid wholly or partly in cash, securities or other property, as may be determined from time to time by the Board of Trustees, subject to any requirements or limitations of the
1940 Act.  The Board of Trustees, on behalf of the Trust, may acquire and hold as treasury shares, reissue for such consideration and on such terms as it may determine, or cancel, at its discretion from time to time, any Shares reacquired by the Trust. The Board of Trustees may classify, reclassify or convert any unissued Shares or any Shares of the Trust or any Series or Class thereof, that were previously issued and are reacquired, into one or more Series or Classes that may be established and designated from time to time and, in connection therewith, cause some or all of the Shareholders of the Trust, such Series or Class to become Shareholders of such other Series or Class.  Notwithstanding the foregoing, the Trust and any Series thereof may acquire, hold, sell and otherwise deal in, for purposes of investment or otherwise, the Shares of any other Series of the Trust or Shares of the Trust, and such Shares shall not be deemed treasury shares or cancelled.
(c)	Subject to the provisions of Section 6 of this Article III, each
Share shall entitle the holder to voting rights as provided in Article V hereof. Shareholders shall have no preemptive or other right to subscribe for new or additional authorized, but unissued Shares or other securities issued by the Trust or any Series thereof. The Board of Trustees may from time to time divide or combine the Shares of the Trust or any particular Series thereof into a greater or lesser number of Shares of the Trust or that Series, respectively.  Such division or combination shall not materially change the proportionate beneficial interests of the holders of Shares of the Trust or that Series, as the case may be, in the Trust Property at the time of such division or combination that is held with respect to the Trust or that Series, as the case may be.
(d)	Any Trustee, officer or other agent of the Trust, and any
organization in which any such Person has an economic or other interest, may acquire, own, hold and dispose of Shares in the Trust or any Series and Class thereof, whether such Shares are authorized but unissued, or already outstanding, to the same extent as if such Person were not a
Trustee, officer or other agent of the Trust; and the Trust or any Series may issue and sell and may purchase such Shares from any such Person or any such organization, subject to the limitations, restrictions or other provisions applicable to the sale or purchase of such Shares herein and the 1940 Act.
Section 2.	Ownership of Shares.  The ownership of Shares shall be recorded on the books of the Trust kept by the Trust or by a transfer or similar agent for the Trust, which books shall be maintained separately for the
 Shares of the Trust and each Series and each Class thereof that has been established and designated. No certificates certifying the ownership of Shares shall be issued except as the Board of Trustees may otherwise determine from time to time.  The Board of Trustees may make such rules not inconsistent with the provisions of the 1940 Act as it considers appropriate for the issuance of Share certificates, the transfer of Shares of the Trust and each Series and Class thereof, if any, and similar matters.  The record books of the Trust as kept by the Trust or any transfer or similar agent, as the case may be, shall be conclusive as to who are the Shareholders of the Trust and each Series and Class thereof and as to the number of Shares of the Trust and each Series and
 Class thereof held from time to time by each such Shareholder.
Section 3.	Sale of Shares.  Subject to the 1940 Act and applicable
 law, the Trust may sell its authorized but unissued Shares to such
Persons, at such times, on such terms, and for such consideration as the Board of Trustees may from time to time authorize.  Each sale shall be credited to the individual purchaser's account in the form of full or fractional Shares of the Trust or such Series thereof (and Class thereof, if any), as the purchaser may select, at the net asset value per Share, subject to Section 22 of the 1940 Act, and the rules and regulations adopted thereunder; provided, however, that the Board of
Trustees may, in its sole discretion, permit the Principal Underwriter to impose a sales charge upon any such sale.  Every Shareholder by virtue of having become a Shareholder shall be bound by the terms of this
Declaration of Trust.  Ownership of Shares shall not make any Shareholder a third-party beneficiary of any contract entered into by the Trust or any Series.
Section 4.	Status of Shares and Limitation of Personal Liability.
  Shares shall be deemed to be personal property giving to Shareholders only the rights provided in this Declaration of Trust, the By-Laws, and under applicable law.  Ownership of Shares shall not entitle the
 Shareholder to any title in or to the whole or any part of the Trust
 Property or right to call for a partition or division of the same or for an accounting, nor shall the ownership of Shares constitute the
Shareholders as partners.  Subject to Article VIII, Section 1 hereof, the death, incapacity, dissolution, termination, or bankruptcy of a Shareholder during the existence of the Trust and any Series thereof shall not operate to dissolve the Trust or any such Series, nor entitle the representative of any deceased, incapacitated, dissolved, terminated or bankrupt Shareholder to an accounting or to take any action in court or elsewhere against the Trust, the Trustees or any such Series, but entitles such representative only to the rights of said deceased, incapacitated, dissolved, terminated or bankrupt Shareholder under this Declaration of Trust. Neither the Trust nor the Trustees, nor any
officer, employee or agent of the Trust, shall have any power to bind personally any Shareholder, nor, except as specifically provided herein, to call upon any Shareholder for the payment of any sum of money other than such as the Shareholder may at any time personally agree to pay.
Each Share, when issued on the terms determined by the Board of Trustees, shall be fully paid and nonassessable.  As provided in the DSTA,
 Shareholders shall be entitled to the same limitation of personal liability as that extended to stockholders of a private corporation organized for profit under the General Corporation Law of the State of
 Delaware.
Section 5.	Power of Board of Trustees to Make Tax Status Election.
The Board of Trustees shall have the power, in its discretion, to make such elections as to the tax status of the Trust and any Series as may be permitted or required under the Code, without the vote of any
Shareholder.
Section 6.	Establishment and Designation of Series and Classes.
 The establishment and designation of any Series or Class shall be effective, without the requirement of Shareholder approval, upon the adoption of a resolution by not less than a majority of the then
 Board of Trustees, which resolution shall set forth such establishment and designation whether directly in such resolutions or by reference to, or approval of, another document that sets forth the designation or otherwise identifies such Series or Class, including any registration statement of the Trust and any amendment of this Declaration of Trust, and may provide, to the extent permitted by the DSTA, for rights, powers and duties of such Series or Class (including variations in the relative rights and preferences as between the different Series and Classes) otherwise than as provided herein.  Any action that may be taken by the Board of Trustees with respect to any Series or Class, including any addition, modification, division, combination, classification, reclassification, change of name or termination, may be made in the same manner as the establishment of such Series or Class.
Each Series shall be separate and distinct from any other Series, separate and distinct records on the books of the Trust shall be maintained for each Series, and the assets and liabilities belonging to any such Series shall be held and accounted for separately from the assets and liabilities of the Trust or any other Series.  Each
Class of the Trust shall be separate and distinct from any other Class of the Trust.  Each Class of a Series shall be separate and distinct from any other Class of the Series.  As appropriate, in a manner determined by the Board of Trustees, the liabilities belonging to any such Class shall be held and accounted for separately from the liabilities of the Trust, the Series or any other Class and separate and distinct records on the books of the Trust for the Class shall be maintained for this purpose.  Subject to Article II hereof, each such Series shall operate as a separate and distinct investment medium, with separately defined investment objectives and policies.
Shares of each Series (and Class where applicable) established and designated pursuant to this Section 6, unless otherwise provided to the extent permitted by the DSTA, in the resolution establishing and designating such Series or Class, shall have the following rights, powers and duties:
(a)	Assets Held with Respect to a Particular Series.  All consideration received by the Trust for the issue or sale of Shares of a particular
Series, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall irrevocably be held with respect to that Series for all purposes, subject only to the rights of creditors with respect to that Series, and shall be so recorded upon the books of account of the Trust. Such consideration, assets, income, earnings, profits and proceeds thereof, from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, in whatever form the same may be, are herein referred to as "assets held with respect to" that Series.  In the event that there are any assets, income, earnings, profits and proceeds thereof, funds or payments which are not readily identifiable as assets held with respect to any particular Series (collectively
"General Assets"), the Board of Trustees, or an appropriate officer as determined by the Board of Trustees, shall allocate such General Assets to, between or among any one or more of the Series in such manner and on such basis as the Board of Trustees, in its sole discretion, deems fair and equitable, and any General Asset so allocated to a particular
 Series shall be held with respect to that Series.  Each such allocation by or under the direction of the Board of Trustees shall be conclusive and binding upon the Shareholders of all Series for all purposes.
(b)	Liabilities Held with Respect to a Particular Series or Class.
 The assets of the Trust held with respect to a particular Series shall be charged with the liabilities, debts, obligations, costs, charges, reserves and expenses of the Trust incurred, contracted for or otherwise existing with respect to such Series.  Such liabilities, debts, obligations, costs, charges, reserves and expenses incurred, contracted for or otherwise existing with respect to a particular
Series are herein referred to as "liabilities held with respect to" that
 Series.  Any liabilities, debts, obligations, costs, charges, reserves and expenses of the Trust which are not readily identifiable as being liabilities held with respect to any particular Series (collectively
"General Liabilities") shall be allocated by the Board of Trustees, or an appropriate officer as determined by the Board of Trustees, to and among any one or more of the Series in such manner and on such basis as the Board of Trustees in its sole discretion deems fair and equitable.
  Each allocation of liabilities, debts, obligations, costs, charges, reserves and expenses by or under the direction of the Board of Trustees shall be conclusive and binding upon the Shareholders of all Series for all purposes.  All Persons who have extended credit that has been allocated to a particular Series, or who have a claim or contract that has been allocated to any particular Series, shall look exclusively to the assets of that particular Series for payment of such credit, claim, or contract.  In the absence of an express contractual agreement so limiting the claims of such creditors, claimants and contract providers, each creditor, claimant and contract provider shall be deemed nevertheless to have impliedly agreed to such limitation.
Subject to the right of the Board of Trustees in its discretion to allocate General Liabilities as provided herein, the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular Series, whether such Series is now authorized and existing pursuant to this Declaration of Trust or is hereafter authorized and existing pursuant to this Declaration of Trust, shall be enforceable against the assets held with respect to that Series only, and not against the assets of any other Series or the Trust generally and none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the
Trust generally or any other Series thereof shall be enforceable against the assets held with respect to such Series.  Notice of this limitation on liabilities between and among Series shall be set forth in the
Certificate of Trust pursuant to the DSTA, and upon the giving of such notice in the Certificate of Trust, the statutory provisions of Section
 3804 of the DSTA relating to limitations on liabilities between and among Series (and the statutory effect under Section 3804 of setting forth such notice in the Certificate of Trust) shall become applicable to the Trust and each Series.
Liabilities, debts, obligations, costs, charges, reserves and expenses related to the distribution of, and other identified expenses that should or may properly be allocated to, the Shares of a particular Class may be charged to and borne solely by such Class.  The bearing of expenses solely by a particular Class of Shares may be appropriately reflected (in a manner determined by the Board of Trustees) and may affect the net asset value attributable to, and the dividend, redemption and liquidation rights of, such Class. Each allocation of liabilities, debts, obligations, costs, charges, reserves and expenses by or under the direction of the Board of Trustees shall be conclusive and binding upon the Shareholders of all Classes for all purposes. All Persons who have extended credit that has been allocated to a particular Class, or who have a claim or contract that has been allocated to any particular Class, shall look, and may be required by contract to look, exclusively to that particular Class for payment of such credit, claim, or contract.
(c)	Dividends, Distributions and Redemptions.  Notwithstanding any
 other provisions of this Declaration of Trust, including, without limitation, Article VI hereof, no dividend or distribution including, without limitation, any distribution paid upon dissolution of the Trust or of any Series with respect to, nor any redemption of, the Shares of any Series or Class of such Series shall be effected by the Trust other than from the assets held with respect to such Series, nor, except as specifically provided in Section 7 of this Article III, shall any
Shareholder of any particular Series otherwise have any right or claim against the assets held with respect to any other Series or the Trust generally except, in the case of a right or claim against the assets held with respect to any other Series, to the extent that such Shareholder has such a right or claim hereunder as a Shareholder of such other Series.
 The Board of Trustees shall have full discretion, to the extent not inconsistent with the 1940 Act, to determine which items shall be treated as income and which items as capital; and each such determination and allocation shall be conclusive and binding upon the Shareholders.
(d)	Voting.  All Shares of the Trust entitled to vote on a matter shall vote in the aggregate without differentiation between the Shares of the separate Series, if any, or separate Classes, if any; provided that (i) with respect to any matter that affects only the interests of some but not all Series, then only the Shares of such affected Series, voting separately, shall be entitled to vote on the matter, (ii) with respect to any matter that affects only the interests of some but not all
 Classes, then only the Shares of such affected Classes, voting separately, shall be entitled to vote on the matter; and
(iii) notwithstanding the foregoing, with respect to any matter as to which the 1940 Act or other applicable law or regulation requires voting, by Series or by Class, then the Shares of the Trust shall vote as prescribed in such law or regulation.
(e)	Equality.  Each Share of any particular Series shall be equal to each other Share of such Series (subject to the rights and preferences with respect to separate Classes of such Series).
(f)	Fractions.  A fractional Share of the Trust or a Series shall carry proportionately all the rights and obligations of a whole Share of the
 Trust or such Series, including rights with respect to voting, receipt of dividends and distributions, redemption of Shares and dissolution of the Trust or that Series.
(g)	Exchange Privilege.  The Board of Trustees shall have the authority to provide that the holders of Shares of any Series shall have the right to exchange said Shares for Shares of one or more other Series in accordance with such requirements and procedures as may be established by the Board of Trustees, and in accordance with the 1940 Act.
(h)	Combination of Series or Classes.
	The Board of Trustees shall have the authority, without the approval, vote or consent of the Shareholders of any Series, unless otherwise required by applicable law, to combine the assets and liabilities held with respect to any two or more Series into assets and liabilities held with respect to a single Series; provided that upon completion of such combination of Series, the interest of each Shareholder, in the combined assets and liabilities held with respect to the combined Series shall equal the interest of each such Shareholder in the aggregate of the assets and liabilities held with respect to the Series that were combined.
	The Board of Trustees shall have the authority, without the approval, vote or consent of the Shareholders of any Series or Class, unless otherwise required by applicable law, to combine, merge or otherwise consolidate the Shares of two or more Classes of Shares of a Series with and/or into a single Class of Shares of such Series, with such designation, preference, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, terms and conditions of redemption and other characteristics as the Trustees may determine; provided, however, that the Trustees shall provide written notice to the affected Shareholders of any such transaction.
	The transactions in (i) and (ii) above may be effected through share-for-share exchanges, transfers or sales of assets, Shareholder in-kind redemptions and purchases, exchange offers, or any other method approved by the Trustees.
(i)	Dissolution or Termination.  Any particular Series shall be
dissolved and terminated upon the occurrence of the applicable dissolution events set forth in Article VIII, Section 1 hereof.  Upon dissolution of a particular Series, the Trustees shall wind up the affairs of such
Series in accordance with Article VIII, Section 1 hereof.  The Board of Trustees shall terminate any particular Class: (i) upon approval by a majority of votes cast at a meeting of the Shareholders of such
Class, provided a quorum of Shareholders of such Class are present, or by action of the Shareholders of such Class by written consent without a meeting pursuant to Article V, Section 3; or (ii) at the discretion of the Board of Trustees either (A) at any time there are no Shares outstanding of such Class, or (B) upon prior written notice to the
Shareholders of such Class; provided, however, that upon the termination of any particular Series, every Class of such Series shall thereby be terminated.
Section 7.	Indemnification of Shareholders.  No Shareholder as
 such shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. If any Shareholder or former Shareholder shall be exposed to liability, charged with liability, or held personally liable, for any obligations or liability of the Trust, by reason of a claim or demand relating exclusively to his or her being or having been a Shareholder of the Trust or a Shareholder of a particular Series thereof, and not because of such Shareholder's actions or omissions, such Shareholder or former Shareholder (or, in the case of a natural person, his or her heirs, executors, administrators, or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust or out of the assets of such Series thereof, as the case may be, against all loss and expense, including without limitation, attorneys' fees, arising from such claim or demand; provided, however, such indemnity shall not cover (i) any taxes due or paid by reason of such
 Shareholder's ownership of any Shares and (ii) expenses charged to a Shareholder pursuant to Article IV, Section 5 hereof.
ARTICLE IV

THE BOARD OF TRUSTEES
Section 1.	Number, Election, Term, Removal and Resignation.
(a)	The Board of Trustees shall be comprised of the Trustees
entering into this Declaration of Trust on the date first written above, who shall hold office in accordance with paragraph (c) of this
 Section 1 and as otherwise provided herein. In accordance with Section 3801 of the DSTA, each Trustee shall become a Trustee and be bound by this Declaration of Trust and the By-Laws when such Person signs this Declaration of Trust as a trustee and/or is duly elected or appointed, qualified and serving on the Board of Trustees in accordance with the provisions hereof and the By-Laws, so long as such signatory or other
Person continues in office in accordance with the terms hereof.
(b)	The number of Trustees constituting the entire Board of Trustees may be fixed from time to time by the vote of a majority of the then
Board of Trustees; provided, however, that the number of Trustees shall in no event be less than one (1) nor more than fifteen (15).  The number of Trustees shall not be reduced so as to shorten the term of any Trustee then in office.
(c)	Each Trustee shall hold office for the lifetime of the Trust or until such Trustee's earlier death, resignation, removal, retirement or inability otherwise to serve, or, if sooner than any of such events, until the next meeting of Shareholders called for the purpose of electing
 Trustees or consent of Shareholders in lieu thereof for the election of Trustees, and until the election and qualification of his or her successor.  Shareholders shall not be entitled to elect Trustees except as required by the 1940 Act.  To the extent required by the 1940 Act, the Shareholders shall elect the Trustees on such dates as the Trustees may fix from time to time. The Shareholders may elect Trustees at any meeting of Shareholders called for that purpose pursuant to the By-Laws.
 In the event that after the proxy material approved by the Trustees has been printed for a meeting of Shareholders at which Trustees are to be elected any one or more nominees approved by the Trustees named in such proxy material dies or become incapacitated or is otherwise unable or unwilling to serve, the authorized number of Trustees shall be automatically reduced by the number of such nominees, unless the Board of Trustees prior to the meeting shall otherwise determine.  A meeting of Shareholders for the purpose of electing or removing one or more Trustees shall be called as provided in the By-Laws.
(d)	Any Trustee may be removed, with or without cause, by the Board of Trustees, by action of a majority of the Trustees then in office, or by vote of the Shareholders at any meeting called for that purpose.
(e)	Any Trustee may resign at any time by giving written notice to the secretary of the Trust or to a meeting of the Board of Trustees. Such resignation shall be effective upon receipt, unless specified to be effective at some later time.
(f)	The declination to serve, death, resignation, retirement, removal, incapacity, or inability of the Trustees, or any one of them, shall not operate to dissolve or terminate the Trust or to revoke any existing agency created pursuant to the terms of this Declaration of Trust.
Section 2.	Trustee Action by Written Consent Without a Meeting.  To the
 extent not inconsistent with the provisions of the 1940 Act, any action that may be taken at any meeting of the Board of Trustees or any committee thereof may be taken without a meeting and without prior written notice if a consent or consents in writing setting forth the action so taken is signed by the Trustees having not less than the minimum number of votes that would be necessary to authorize or take that action at a meeting at which all Trustees on the Board of Trustees or any committee thereof, as the case may be, were present and voted.  Written consents of the Trustees may be executed in one or more counterparts. A consent transmitted by electronic transmission (as defined in Section 3806 of the
 DSTA) by a Trustee shall be deemed to be written and signed for purposes of this Section.  All such consents shall be filed with the secretary of the Trust and shall be maintained in the Trust's records.
Section 3.	Powers; Other Business Interests; Quorum and Required Vote.
(a)	Powers.  Subject to the provisions of this Declaration of Trust, the business of the Trust (including every Series thereof) shall be managed by or under the direction of the Board of Trustees, and such Board of Trustees shall have all powers necessary or convenient to carry out that responsibility.  The Board of Trustees shall have full power and authority to do any and all acts and to make and execute any and all contracts and instruments that it may consider necessary or appropriate in connection with the operation and administration of the Trust
(including every Series thereof).  The Board of Trustees shall not be bound or limited by present or future laws or customs with regard to investments by trustees or fiduciaries, but, subject to the other provisions of this Declaration of Trust and the By-Laws, shall have full authority and absolute power and control over the assets and the business of the Trust (including every Series thereof) to the same extent as if the Board of Trustees was the sole owner of such assets and business in its own right, including such authority, power and control to do all acts and things as it, in its sole discretion, shall deem proper to accomplish the purposes of this Trust. Without limiting the foregoing, the Board of Trustees may, subject to the requisite vote for such actions as set forth in this Declaration of Trust and the By-Laws: (1) adopt
By-Laws not inconsistent with applicable law or this Declaration of
Trust; (2) amend, restate and repeal such By-Laws, subject to and in accordance with the provisions of such By-Laws; (3) fill vacancies on the Board of Trustees in accordance with this Declaration of Trust and the By-Laws; (4) elect and remove such officers and appoint and terminate such agents as it considers appropriate, in accordance with this
Declaration of Trust and the By-Laws; (5) establish and terminate one or more committees of the Board of Trustees pursuant to the
By-Laws; (6) place Trust Property in custody as required by the 1940 Act, employ one or more custodians of the Trust Property and authorize such custodians to employ sub-custodians and to place all or any part of such
 Trust Property with a custodian or a custodial system meeting the requirements of the 1940 Act; (7) retain a transfer agent, dividend disbursing agent, a shareholder servicing agent or administrative services agent, or any number thereof or any other service provider as deemed appropriate; (8) provide for the issuance and distribution of Shares in the Trust or other securities or financial instruments directly or through one or more Principal Underwriters or otherwise;
 (9) retain one or more Investment Adviser(s); (10) re-acquire and redeem Shares on behalf of the Trust and transfer Shares pursuant to applicable law; (11) set record dates for the determination of
Shareholders with respect to various matters, in the manner provided in Article V, Section 4 of this Declaration of Trust; (12) declare and pay dividends and distributions to Shareholders from the Trust
Property, in accordance with this Declaration of Trust and the By-Laws;
 (13) establish, designate and redesignate from time to time, in accordance with the provisions of Article III, Section 6 hereof, any
 Series or Class of the Trust or of a Series; (14) hire personnel as staff for the Board of Trustees or, for those Trustees who are not Interested Persons of the Trust, the Investment Adviser, or the
Principal Underwriter, set the compensation to be paid by the Trust to such personnel, exercise exclusive supervision of such personnel, and remove one or more of such personnel, at the discretion of the
 Board of Trustees; (15) retain special counsel, other experts and/or consultants for the Board of Trustees, for those Trustees who are not
 Interested Persons of the Trust, the Investment Adviser, or the
Principal Underwriter, and/or for one or more of the committees of the
 Board of Trustees, set the compensation to be paid by the Trust to such special counsel, other experts and/or consultants, and remove one or more of such special counsel, other experts and/or consultants, at the discretion of the Board of Trustees; (16) engage in and prosecute, defend, compromise, abandon, or adjust, by arbitration, or otherwise, any actions, suits, proceedings, disputes, claims, and demands relating to the Trust, and out of the assets of the Trust to pay or to satisfy any debts, claims or expenses incurred in connection therewith, including those of litigation, and such power shall include, without limitation, the power of the Trustees, or any appropriate committee thereof, in the exercise of their or its good faith business judgment, to dismiss any action, suit, proceeding, dispute, claim or demand, derivative or otherwise, brought by any person, including a shareholder in its own name or in the name of the Trust, whether or not the Trust or any of the Trustees may be named individually therein or the subject matter arises by reason of business for or on behalf of the Trust; and (17) in general delegate such authority as it considers desirable to any Trustee or officer of the Trust, to any committee of the Trust, to any agent or employee of the Trust or to any custodian, transfer, dividend disbursing, shareholder servicing agent, Principal Underwriter, Investment Adviser, or other service provider.
The powers of the Board of Trustees set forth in this Section 3(a) are without prejudice to any other powers of the Board of Trustees set forth in this Declaration of Trust and the By-Laws.  Any determination as to what is in the best interests of the Trust or any Series or Class thereof and its Shareholders made by the Board of Trustees in good faith shall be conclusive.  In construing the provisions of this Declaration of Trust, the presumption shall be in favor of a grant of power to the Board of
 Trustees.
The Trustees shall be subject to the same fiduciary duties to which the directors of a Delaware corporation would be subject if the Trust were a
 Delaware corporation, the Shareholders were shareholders of such
 Delaware corporation and the Trustees were directors of such Delaware corporation, and such modified duties shall replace any fiduciary duties to which the Trustees would otherwise be subject.  Without limiting the generality of the foregoing, all actions and omissions of the
 Trustees shall be evaluated under the doctrine commonly referred to as the "business judgment rule," as defined and developed under Delaware law, to the same extent that the same actions or omissions of directors of a Delaware corporation in a substantially similar circumstance would be evaluated under such doctrine.  Notwithstanding the foregoing, the provisions of this Declaration of Trust and the By-Laws, to the extent that they restrict or eliminate the duties (including fiduciary duties) and liabilities relating thereto of a Trustee otherwise applicable under the foregoing standard or otherwise existing at law or in equity, are agreed by each Shareholder and the Trust to replace such other duties and liabilities of such Trustee.
(b)	Other Business Interests.  The Trustees shall devote to the affairs of the Trust (including every Series thereof) such time as may be necessary for the proper performance of their duties hereunder, but neither the Trustees nor the officers, directors, shareholders, partners or employees of the Trustees, if any, shall be expected to devote their full time to the performance of such duties. The Trustees, or any Affiliate, shareholder, officer, director, partner or employee thereof, or any Person owning a legal or beneficial interest therein, may engage in, or possess an interest in, any business or venture other than the Trust or any Series thereof, of any nature and description, independently or with or for the account of others. None of the Trust, any Series thereof or any Shareholder shall have the right to participate or share in such other business or venture or any profit or compensation derived therefrom.
(c)	Quorum and Required Vote.  At all meetings of the Board of Trustees, a majority of the Board of Trustees then in office shall be present in person in order to constitute a quorum for the transaction of business.
  A meeting at which a quorum is initially present may continue to transact business notwithstanding the departure of Trustees from the meeting, if any action taken is approved by at least a majority of the required quorum for that meeting. Subject to Article III, Sections
1 and 6 of the By-Laws and except as otherwise provided herein or required by applicable law, the vote of not less than a majority of the Trustees present at a meeting at which a quorum is present shall be the act of the Board of Trustees.
Section 4.	Payment of Expenses by the Trust.  Subject to the provisions of Article III, Section 6 hereof, the Trustees or an authorized officer of the Trust shall pay or cause to be paid out of the principal or income of the Trust or any particular Series or Class thereof, or partly out of the principal and partly out of the income of the Trust or any particular Series or Class thereof, and charge or allocate the same to, between or among such one or more of the Series or Classes that may be established or designated pursuant to Article III, Section 6 hereof, as the Trustees or such officer deems fair, all expenses, fees, charges, taxes and liabilities incurred by or arising in connection with the maintenance or operation of the Trust or a particular Series or Class thereof, or in connection with the management thereof, including, but not limited to, the Trustees' compensation and such expenses, fees, charges, taxes and liabilities associated with the services of the Trust's officers, employees, Investment Adviser(s), Principal Underwriter, auditors, counsel, custodian, sub-custodian, transfer agent, dividend disbursing agent, shareholder servicing agent, and such other agents or independent contractors and such other expenses, fees, charges, taxes and liabilities as the Board of Trustees may deem necessary or proper to incur.
Section 5.	Payment of Expenses by Shareholders.  The Board of Trustees
 shall have the power, as frequently as it may determine, to cause any Shareholder to pay directly, in advance or arrears, an amount fixed from time to time by the Board of Trustees or an officer of the Trust for charges of the Trust's custodian or transfer, dividend disbursing, shareholder servicing or similar agent-which are not customarily charged generally to the Trust, a Series or a Class, where such services are provided to such Shareholder individually, rather than to all Shareholders collectively, by setting off such amount due from such Shareholder from the amount of (i) declared but unpaid dividends or distributions owed such Shareholder, or (ii) proceeds from the redemption by the Trust of Shares from such Shareholder pursuant to
Article VI hereof.
Section 6.	Ownership of Trust Property.  Legal title to all of
the Trust Property shall at all times be vested in the Trust, except that the Board of Trustees shall have the power to cause legal title to any Trust Property to be held by or in the name of any Person as nominee, on such terms as the Board of Trustees may determine, in accordance with applicable law. No creditor of any Trustee shall have any right to obtain possession, or otherwise exercise legal or equitable remedies with respect to, any Trust Property with respect to any claim against, or obligation of, such Trustee in its individual capacity and not related to the Trust or any Series or Class of the Trust.  No Shareholder shall be deemed to have a severable ownership in any individual asset of the Trust, or belonging to any Series, or allocable to any Class thereof, or any right of partition or possession thereof, but each Shareholder shall have, except as otherwise provided for herein, a proportionate undivided beneficial interest in the Trust or in assets belonging to the Series
(or allocable to the Class) in which the Shareholder holds Shares. The Shares shall be personal property giving only the rights specifically set forth in this Declaration of Trust or the DSTA.
Section 7.	Service Contracts.
(a)	Subject to this Declaration of Trust, the By-Laws and the 1940 Act, the Board of Trustees may, at any time and from time to time, contract for exclusive or nonexclusive investment advisory or investment management services for the Trust or for any Series thereof with any corporation, trust, association or other organization, including any Affiliate;
 and any such contract may contain such other terms as the Board of
Trustees may determine, including without limitation, delegation of authority to the Investment Adviser to determine from time to time without prior consultation with the Board of Trustees what securities and other instruments or property shall be purchased or otherwise acquired, owned, held, invested or reinvested in, sold, exchanged, transferred, mortgaged, pledged, assigned, negotiated, or otherwise dealt with or disposed of, and what portion, if any, of the Trust
Property shall be held uninvested and to make changes in the Trust's or a particular Series' investments, or to engage in such other activities, including administrative services, as may specifically be delegated to such party.
(b)	The Board of Trustees may also, at any time and from time to time, contract with any Person, including any Affiliate, appointing it or them as the exclusive or nonexclusive placement agent, distributor or Principal
 Underwriter for the Shares of the Trust or one or more of the Series or Classes thereof, or for other securities or financial instruments to be issued by the Trust, or appointing it or them to act as the administrator, fund accountant or accounting agent, custodian, transfer agent, dividend disbursing agent and/or shareholder servicing agent for the Trust or one or more of the Series or Classes thereof.
(c)	The Board of Trustees is further empowered, at any time and
 from time to time, to contract with any Persons, including any
Affiliates, to provide such other services to the Trust or one or more of its Series, as the Board of Trustees determines to be in the best interests of the Trust, such Series and its Shareholders.
(d)	None of the following facts or circumstances shall affect
the validity of any of the contracts provided for in this Article IV,
 Section 7, or disqualify any Shareholder, Trustee, employee or officer of the Trust from voting upon or executing the same, or create any liability or accountability to the Trust, any Series thereof or the Shareholders, provided that the establishment of and performance of each such contract is permissible under the 1940 Act, and provided further that such Person is authorized to vote upon such contract under the 1940 Act:
	the fact that any of the Shareholders, Trustees, employees
or officers of the Trust is a shareholder, director, officer, partner, trustee, employee, manager, Adviser, placement agent, Principal Underwriter, distributor, or Affiliate or agent of or for any Person, or for any parent or Affiliate of any Person, with which any type of service contract provided for in this Article IV, Section 7 may have been or may hereafter be made, or that any such Person, or any parent or Affiliate thereof, is a Shareholder or has an interest in the Trust,
 or
	the fact that any Person with which any type of service contract provided for in this Article IV, Section 7 may have been or may hereafter be made also has such a service contract with one or more other Persons, or has other business or interests.
(e)	Every contract referred to in this Section 7 is required to comply with this Declaration of Trust, the By-Laws, the 1940 Act, other applicable law and any stipulation by resolution of the Board of Trustees.
ARTICLE V

SHAREHOLDERS' VOTING POWERS AND MEETINGS
Section 1.	Voting Powers.  Subject to the provisions of Article III,
 Section 6 hereof, the Shareholders shall have the power to vote only
 (i) on such matters required by this Declaration of Trust, the By-Laws, the 1940 Act, other applicable law and any registration statement of the
 Trust filed with the Commission, the registration of which is effective;
 and (ii) on such other matters as the Board of Trustees may consider necessary or desirable.  Subject to Article III hereof, the Shareholder of record (as of the record date established pursuant to Section 4 of this Article V) of each Share shall be entitled to one vote for each full Share, and a fractional vote for each fractional Share.
Shareholders shall not be entitled to cumulative voting in the election of Trustees or on any other matter.
Section 2.	Quorum and Required Vote.
(a)	Forty percent (40%) of the outstanding Shares entitled to vote at a Shareholders' meeting, which are present in person or represented by proxy, shall constitute a quorum at the Shareholders' meeting, except when a larger quorum is required by this Declaration of Trust, the
By-Laws, applicable law or the requirements of any securities exchange on which Shares are listed for trading, in which case such quorum shall comply with such requirements.  When a separate vote by one or more
Series or Classes is required, forty percent (40%) of the outstanding
Shares of each such Series or Class entitled to vote at a Shareholders'
meeting of such Series or Class, which are present in person or represented by proxy, shall constitute a quorum at the Shareholders'
meeting of such Series or Class, except when a larger quorum is required by this Declaration of Trust, the By-Laws, applicable law or the requirements of any securities exchange on which Shares of such Series or Class are listed for trading, in which case such quorum shall comply with such requirements.
(b)	Subject to the provisions of Article III, Section 6(d), when a quorum is present at any meeting, a majority of the votes cast shall decide any questions and a plurality shall elect a Trustee, except when a larger vote is required by any provision of this Declaration of Trust or the By-Laws or by applicable law. Pursuant to Article III, Section 6(d) hereof, where a separate vote by Series and, if applicable, by Class is required, the preceding sentence shall apply to such separate votes by
 Series and Classes.
(c)	Abstentions and broker non-votes will be treated as votes present at a Shareholders' meeting; abstentions and broker non-votes will not be treated as votes cast at such meeting. Abstentions and broker non-votes, therefore (i) will be included for purposes of determining whether a quorum is present; and (ii) will have no effect on proposals that require a plurality for approval, or on proposals requiring an affirmative vote of a majority of votes cast for approval.
Section 3.	Shareholder Action by Written Consent Without a
Meeting.  Any action which may be taken at any meeting of Shareholders may be taken without a meeting if a consent or consents in writing setting forth the action so taken is or are signed by the holders of a majority of the Shares entitled to vote on such action (or such different proportion thereof as shall be required by law, the Declaration of Trust or the By-Laws for approval of such action) and is or are received by the secretary of the Trust either: (i) by the date set by resolution of the Board of Trustees for the shareholder vote on such action; or (ii) if no date is set by resolution of the Board, within 30 days after the record date for such action as determined by reference to
Article V, Section 4(b) hereof.  The written consent for any such action may be executed in one or more counterparts, each of which shall be deemed an original, and all of which when taken together shall constitute one and the same instrument.  A consent transmitted by electronic transmission (as defined in the DSTA) by a Shareholder or by a Person or Persons authorized to act for a Shareholder shall be deemed to be written and signed for purposes of this Section.  All such consents shall be filed with the secretary of the Trust and shall be maintained in the Trust's records. Any Shareholder that has given a written consent or the Shareholder's proxyholder or a personal representative of the Shareholder or its respective proxyholder may revoke the consent by a writing received by the secretary of the Trust either: (i) before the date set by resolution of the Board of Trustees for the shareholder vote on such action; or (ii) if no date is set by resolution of the Board, within 30 days after the record date for such action as determined by reference to Article V, Section 4(b) hereof.
Section 4.	Record Dates.
(a)	For purposes of determining the Shareholders entitled to notice of, and to vote at, any meeting of Shareholders, the Board of Trustees may fix a record date, which record date shall not precede the date upon which the resolution fixing the record date is adopted by the Board of Trustees, and which record date shall not be more than one hundred and twenty (120) days nor less than ten (10) days before the date of any such meeting.  A determination of Shareholders of record entitled to notice of or to vote at a meeting of Shareholders shall apply to any adjournment of the meeting; provided, however, that the Board of Trustees may fix a new record date for the adjourned meeting and shall fix a new record date for any meeting that is adjourned for more than one hundred and eighty (180) days from the record date set for the original meeting. For purposes of determining the Shareholders entitled to vote on any action without a meeting, the Board of Trustees may fix a record date, which record date shall not precede the date upon which the resolution fixing the record date is adopted by the Board of Trustees, and which record date shall not be more than thirty (30)
days after the date upon which the resolution fixing the record date is adopted by the Board of Trustees.
(b)	If the Board of Trustees does not so fix a record date:
	the record date for determining Shareholders entitled to notice of, and to vote at, a meeting of Shareholders shall be at the close of business on the day next preceding the day on which notice is given or, if notice is waived, at the close of business on the day next preceding the day on which the meeting is held.
	the record date for determining Shareholders entitled to vote on any action by consent in writing without a meeting of Shareholders,
(1) when no prior action by the Board of Trustees has been taken, shall be the day on which the first signed written consent setting forth the action taken is delivered to the Trust, or (2) when prior action of the
Board of Trustees has been taken, shall be at the close of business on the day on which the Board of Trustees adopts the resolution taking such prior action.
(c)	For the purpose of determining the Shareholders of the Trust or any Series or Class thereof who are entitled to receive payment of any dividend or of any other distribution of assets of the Trust or any
Series or Class thereof (other than in connection with a dissolution of the Trust or a Series, a merger, consolidation, conversion, reorganization, or any other transactions, in each case that is governed by Article VIII of the Declaration of Trust), the Board of Trustees may:
	from time to time fix a record date, which record date shall not precede the date upon which the resolution fixing the record date is adopted, and which record date shall not be more than sixty (60) days before the date for the payment of such dividend and/or such other distribution;
	adopt standing resolutions fixing record dates and related payment dates at periodic intervals of any duration for the payment of such dividend and/or such other distribution; and/or
	delegate to an appropriate officer or officers of the Trust the determination of such periodic record and/or payments dates with respect to such dividend and/or such other distribution.
Nothing in this Section shall be construed as precluding the Board of
Trustees from setting different record dates for different Series or
Classes.
Section 5.	Additional Provisions.  The By-Laws may include further
 provisions for Shareholders' votes, meetings and related matters.
ARTICLE VI

NET ASSET VALUE; DISTRIBUTIONS;
REDEMPTIONS; TRANSFERS
Section 1.	Determination of Net Asset Value, Net Income and Distributions.
(a)	Subject to Article III, Section 6 hereof, the Board of Trustees shall have the power to determine from time to time the offering price for authorized, but unissued, Shares of the Trust or any Series or Class thereof, respectively, that shall yield to the Trust or such Series or
 Class not less than the net asset value thereof, in addition to any amount of applicable sales charge to be paid to the Principal Underwriter or the selling broker or dealer in connection with the sale of such
Shares, at which price the Shares of the Trust or such Series or Class, respectively, shall be offered for sale, subject to any other requirements or limitations of the 1940 Act.
(b)	Subject to Article III, Section 6 hereof, the Board of Trustees may, subject to the 1940 Act, prescribe (or delegate to any officer of the
 Trust or any other Person the right to prescribe) such bases and time (including any methodology or plan) for determining the net asset value per Share of the Trust or any Series or Class thereof, or net income attributable to the Shares of the Trust or any Series or Class thereof or the declaration and payment of dividends and distributions on the
Shares of the Trust or any Series or Class thereof, and the method of determining the Shareholders to whom dividends and distributions are payable, as it may deem necessary or desirable, and such dividends and distributions may vary between the Classes to reflect differing allocations of the expenses of the Trust between such Classes to such extent and for such purposes as the Trustees may deem appropriate.
  Without limiting the generality of the foregoing, but subject to applicable federal law, including the 1940 Act, any dividend or distribution may be paid in cash and/or securities or other property, and the composition of any such distribution shall be determined by the Trustees (or by any officer of the Trust or any other Person to whom such authority has been delegated by the Trustees) and may be different among Shareholders including differences among Shareholders of the same Series or Class.
(c)	The Shareholders of the Trust or any Series or Class, if any,
shall be entitled to receive dividends and distributions, when, if and as declared by the Board of Trustees with respect thereto, provided that with respect to Classes, such dividends and distributions shall comply with the 1940 Act.  The right of Shareholders to receive dividends or other distributions on Shares of any Class may be set forth in a plan adopted by the Board of Trustees and amended from time to time pursuant to the 1940 Act.  No Share shall have any priority or preference over any other Share of the Trust with respect to dividends or distributions paid in the ordinary course of business or distributions upon dissolution of the Trust made pursuant to Article VIII, Section 1 hereof; provided however, that
	if the Shares of the Trust are divided into Series thereof, no
Share of a particular Series shall have any priority or preference over any other Share of the same Series with respect to dividends or distributions paid in the ordinary course of business or distributions upon dissolution of the Trust or of such Series made pursuant to
Article VIII, Section 1 hereof;
	if the Shares of the Trust are divided into Classes thereof, no
 Share of a particular Class shall have any priority or preference over any other Share of the same Class with respect to dividends or distributions paid in the ordinary course of business or distributions upon dissolution of the Trust made pursuant to Article VIII, Section 1 hereof; and
	if the Shares of a Series are divided into Classes thereof, no
Share of a particular Class of such Series shall have any priority or preference over any other Share of the same Class of such Series with respect to dividends or distributions paid in the ordinary course of business or distributions upon dissolution of such Series made pursuant to Article VIII, Section 1 hereof.
All dividends and distributions shall be made ratably among all
Shareholders of the Trust, a particular Class of the Trust, a particular
 Series, or a particular Class of a Series from the Trust Property held with respect to the Trust, such Series or such Class, respectively, according to the number of Shares of the Trust, such Series or such Class held of record by such Shareholders on the record date for any dividend or distribution; provided however, that
	if the Shares of the Trust are divided into Series thereof, all dividends and distributions from the Trust Property and, if applicable, held with respect to such Series, shall be distributed to each Series thereof according to the net asset value computed for such Series and within such particular Series, shall be distributed ratably to the Shareholders of such Series according to the number of Shares of such
 Series held of record by such Shareholders on the record date for any dividend or distribution; and
	if the Shares of the Trust or of a Series are divided into
Classes thereof, all dividends and distributions from the Trust Property and, if applicable, held with respect to the Trust or such Series, shall be distributed to each Class thereof according to the net asset value computed for such Class and within such particular Class, shall be distributed ratably to the Shareholders of such Class according to the number of Shares of such Class held of record by such Shareholders on the record date for any dividend or distribution.
Dividends and distributions may be paid in cash, in kind or in Shares.
(d)	Before payment of any dividend there may be set aside out of any funds of the Trust, or the applicable Series thereof, available for dividends such sum or sums as the Board of Trustees may from time to time, in its absolute discretion, think proper as a reserve fund to meet contingencies, or for equalizing dividends, or for repairing or maintaining any property of the Trust, or any Series thereof, or for such other lawful purpose as the Board of Trustees shall deem to be in the best interests of the Trust, or the applicable Series, as the case may be, and the Board of Trustees may abolish any such reserve in the manner in which the reserve was created.
Section 2.	Redemptions at the Option of a Shareholder.  Unless otherwise provided in the prospectus of the Trust relating to the Shares, as such prospectus may be amended from time to time:
(a)	The Trust shall purchase such Shares as are offered by any Shareholder for redemption upon the presentation of a proper instrument of transfer together with a request directed to the Trust or a Person designated by the Trust that the Trust purchase such Shares and/or in accordance with such other procedures for redemption as the Board of Trustees may from time to time authorize.  If certificates have been issued to a
Shareholder, any request for redemption by such Shareholder must be accompanied by surrender of any outstanding certificate or certificates for such Shares in form for transfer, together with such proof of the authenticity of signatures as may reasonably be required on such Shares and accompanied by proper stock transfer stamps, if applicable.
(b)	The Trust shall pay for such Shares the net asset value thereof as determined by the Trustees (or by such Person to whom such determination has been delegated) (excluding any applicable redemption fee or sales load), in accordance with this Declaration of Trust, the
 By-Laws, the 1940 Act and other applicable law.  Payments for Shares so redeemed by the Trust shall be made in cash, except payment for such
Shares may, at the option of the Board of Trustees, or such officer or officers as it may duly authorize in its complete discretion, be made in kind or partially in cash and partially in kind.  In case of any payment in kind, the Board of Trustees, or its authorized officers, shall have absolute discretion as to what security or securities of the Trust or the applicable Series shall be distributed in kind and the amount of the same; and the securities shall be valued for purposes of distribution at the value at which they were appraised in computing the then current net asset value of the Shares, provided that any Shareholder who cannot legally acquire securities so distributed in kind shall receive cash to the extent permitted by the 1940 Act.  Shareholders shall bear the expenses of in-kind transactions, including, but not limited to, transfer agency fees, custodian fees and costs of disposition of such securities.
(c)	Payment by the Trust for such redemption of Shares shall be made by the Trust to the Shareholder within seven days after the date on which the redemption request is received in proper form and/or such other procedures authorized by the Board of Trustees are complied with;
provided, however, that if payment shall be made other than exclusively in cash, any securities to be delivered as part of such payment shall be delivered as promptly as any necessary transfers of such securities on the books of the several corporations or other Person whose securities are to be delivered practicably can be made, which may not necessarily occur within such seven-day period.  In no case shall the Trust be liable for any delay of any corporation or other Person in transferring securities selected for delivery as all or part of any payment in kind.
(d)	The obligations of the Trust set forth in this Section 2 are subject to the provision that such obligations may be suspended or postponed by the Board of Trustees (1) during any time the New York
 Stock Exchange (the "Exchange") is closed for other than weekends or holidays; (2) if permitted by the rules of the Commission, during periods when trading on the Exchange is restricted; or (3) during any
 National Financial Emergency.  The Board of Trustees may, in its
discretion, declare that the suspension relating to a National
Financial Emergency shall terminate, as the case may be, on the first business day on which the Exchange shall have reopened or the period specified above shall have expired (as to which, in the absence of an official ruling by the Commission, the determination of the Board of Trustees shall be conclusive).  In the case of a suspension of the right of redemption as provided herein, a Shareholder may either withdraw the request for redemption or receive payment based on the net asset value per Share next determined after the termination of such suspension, less any fees imposed on such redemption.
(e)	The right of any Shareholder of the Trust or any Series or
 Class thereof to receive dividends or other distributions on Shares redeemed and all other rights of such Shareholder with respect to the
 Shares so redeemed, except the right of such Shareholder to receive payment for such Shares, shall cease at the time the purchase price of such Shares shall have been fixed, as provided above.
Section 3.	Redemptions at the Option of the Trust.  At the option
 of the Board of Trustees the Trust may, from time to time, without the vote of the Shareholders, but subject to the 1940 Act, redeem Shares or authorize the closing of any Shareholder account, subject to such conditions and for such reasons as may be established from time to time by the Board of Trustees, including, without limitation, (i) the determination of the Trustees that direct or indirect ownership of
Shares of the Trust or any Series has or may become concentrated in such
 Shareholder to an extent that would disqualify any Series as a regulated investment company under the Code (or any successor statute thereto),
 (ii) the failure of a Shareholder to supply a tax identification number if required to do so, or to have the minimum investment required (which may vary by Series or Class), (iii) if the Share activity of the account or ownership of Shares by a particular Shareholder is deemed by the
Trustees either to affect adversely the management of the Trust or any
Series or Class or not to be in the best interests of the remaining Shareholders of the Trust or any Series or Class or (iv) the failure of a Shareholder to pay when due for the purchase of Shares issued to him.
  Any such redemption shall be effected at the redemption price and in the manner provided in this Article VI.
Section 4.	Transfer of Shares.  Shares shall be transferable in
accordance with the provisions of the By-Laws.
ARTICLE VII

LIMITATION OF LIABILITY
AND INDEMNIFICATION OF AGENT
Section 1.	Limitation of Liability.
(a)	For the purpose of this Article, "Agent" means any Person who is or was a Trustee, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or other agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise; "Proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative;
 and "Expenses" include without limitation attorneys' fees and any expenses of establishing a right to indemnification under this Article.
(b)	An Agent shall be liable to the Trust and to any Shareholder for any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, for such Agent's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Agent (such conduct referred to herein as "Disqualifying Conduct"), and for nothing else.
(c)	Subject to subsection (b) of this Section 1 and to the fullest extent that limitations on the liability of Agents are permitted by the DSTA, the Agents shall not be responsible or liable in any event for any act or omission of any other Agent of the Trust or any Investment Adviser or Principal Underwriter of the Trust.
(d)	No Agent, when acting in its respective capacity as such, shall be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in subsections (b) and (c) of this Section 1, for any act, omission or obligation of the Trust or any Trustee thereof.
(e)	Each Trustee, officer and employee of the Trust shall, in the performance of his or her duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel, or upon reports made to the Trust by any of its officers or employees or by the Investment Adviser, the
 Principal Underwriter, any other Agent, selected dealers, accountants, appraisers or other experts or consultants, regardless of whether such counsel or expert may also be a Trustee, as to matters the Trustee, officer or employee of the Trust reasonably believes are within such Person's professional or expert competence. The officers and Trustees may obtain the advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, the By-Laws, applicable law and their respective duties as officers or Trustees.
 No such officer or Trustee shall be liable for any act or omission in accordance with such advice, records and/or reports and no inference concerning liability shall arise from a failure to follow such advice, records and/or reports. The officers and Trustees shall not be required to give any bond hereunder, nor any surety if a bond is required by applicable law.
(f)	The failure to make timely collection of dividends or interest, or to take timely action with respect to entitlements, on the Trust's securities issued in emerging countries, shall not be deemed to be negligence or other fault on the part of any Agent, and no Agent shall have any liability for such failure or for any loss or damage resulting from the imposition by any government of exchange control restrictions which might affect the liquidity of the Trust's assets or from any war or political act of any foreign government to which such assets might be exposed, except, in the case of a Trustee or officer, for liability resulting from such Trustee's or officer's Disqualifying Conduct.
(g)	The limitation on liability contained in this Article applies to events occurring at the time a Person serves as an Agent whether or not such Person is an Agent at the time of any Proceeding in which liability is asserted.
(h)	No amendment or repeal of this Article shall adversely affect any right or protection of an Agent that exists at the time of such amendment or repeal.
Section 2.	Indemnification.
(a)	Indemnification by Trust.  The Trust shall indemnify, out of Trust
Property, to the fullest extent permitted under applicable law, any Person who was or is a party, potential party or non-party witness or is threatened to be made a party, potential party or non-party witness to any Proceeding by reason of the fact that such Person is or was an Agent of the Trust, against Expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such
 Proceeding if such Person acted in good faith or in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such Person was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not of itself create a presumption that the Person did not act in good faith or that the Person had reasonable cause to believe that the Person's conduct was unlawful.
(b)	Exclusion of Indemnification.  Notwithstanding any provision to the contrary contained herein, there shall be no right to
indemnification for any liability arising by reason of the Agent's
 Disqualifying Conduct.  In respect of any claim, issue or matter as to which that Person shall have been adjudged to be liable in the performance of that Person's duty to the Trust or the Shareholders, indemnification shall be made only to the extent that the court in which that action was brought shall determine, upon application or otherwise, that in view of all the circumstances of the case, that Person was not liable by reason of that Person's Disqualifying Conduct.
(c)	Required Approval.  Any indemnification under this Article shall be made by the Trust if authorized in the specific case on a determination that indemnification of the Agent is proper in the circumstances by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Agent was not liable by reason of Disqualifying Conduct (including, but not limited to, dismissal of either a court action or an administrative proceeding against the Agent for insufficiency of evidence of any Disqualifying
 Conduct) or, (ii) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Agent was not liable by reason of Disqualifying Conduct, by (1) the vote of a majority of a quorum of the Trustees who are not (x) "interested persons"
 of the Trust as defined in Section 2(a)(19) of the 1940 Act, (y) parties to the proceeding, or (z) parties who have any economic or other interest in connection with such specific case (the "disinterested, non-party Trustees"); or (2) by independent legal counsel in a written opinion.
(d)	Advancement of Expenses.  Expenses incurred by an Agent in
defending any Proceeding may be advanced by the Trust before the final disposition of the Proceeding on receipt of an undertaking by or on behalf of the Agent to repay the amount of the advance if it shall be determined ultimately that the Agent is not entitled to be indemnified as authorized in this Article; provided, that at least one of the following conditions for the advancement of expenses is met: (i) the
Agent shall provide a security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested, non-party
 Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts
(as opposed to a full trial-type inquiry), that there is reason to believe that the Agent ultimately will be found entitled to indemnification.
(e)	Other Contractual Rights.  Nothing contained in this Article shall affect any right to indemnification to which Persons other than Trustees and officers of the Trust or any subsidiary thereof may be entitled by contract or otherwise.
(f)	Fiduciaries of Employee Benefit Plan.  This Article does not apply to any Proceeding against any trustee, investment manager or other fiduciary of an employee benefit plan in that Person's capacity as such, even though that Person may also be an Agent of the Trust as defined in
Section 1 of this Article. Nothing contained in this Article shall limit any right to indemnification to which such a trustee, investment manager, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this
Article.
(g)	Joint and Several Obligations.  Notwithstanding any other provision in this Declaration of Trust to the contrary, any amount of indemnification and any advancement of expenses that any Agent is entitled to be paid under Section 2 shall be deemed to be joint and several obligations of the Trust and each Series, and the assets of the
 Trust and each Series shall be subject to the claims of any Agent therefore under this Article VII; provided that any such liability, expense or obligation may be allocated and charged by the Board of
 Trustees between or among the Trust and/or any one or more Series
(and Classes) in such manner as the Board of Trustees in its sole discretion deem fair and equitable.
Section 3.	Insurance.  To the fullest extent permitted by applicable
 law, the Board of Trustees shall have the authority to purchase with
 Trust Property, insurance for liability and for all Expenses reasonably incurred or paid or expected to be paid by an Agent in connection with any Proceeding in which such Agent becomes involved by virtue of such Agent's actions, or omissions to act, in its capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify such Agent against such liability.
Section 4.	Derivative Actions.  In addition to the requirements set
forth in Section 3816 of the DSTA, a Shareholder or Shareholders may bring a derivative action on behalf of the Trust only if the following conditions are met:
(a)	The Shareholder or Shareholders must make a pre-suit demand upon the
 Board of Trustees to bring the subject action unless an effort to cause the Board of Trustees to bring such an action is not likely to succeed.
For purposes of this Section 4, a demand on the Board of Trustees shall only be deemed not likely to succeed and therefore excused if a majority of the Board of Trustees, or a majority of any committee established to consider the merits of such action, is composed of Trustees who are not "independent trustees" (as such term is defined in the DSTA).
(b)	Unless a demand is not required under paragraph (a) of this Section
 4, Shareholders eligible to bring such derivative action under the DSTA who hold at least 10% of the outstanding Shares of the Trust, or 10% of the outstanding Shares of the Series or Class to which such action relates, shall join in the request for the Board of Trustees to commence such action; and
(c)	Unless a demand is not required under paragraph (a) of this
Section 4, the Board of Trustees must be afforded a reasonable amount of time to consider such Shareholder request and to investigate the basis of such claim.  The Board of Trustees shall be entitled to retain counsel or other advisors in considering the merits of the request and shall require an undertaking by the Shareholders making such request to reimburse the Trust for the expense of any such advisors in the event that the Board of Trustees determine not to bring such action.
For purposes of this Section 4, the Board of Trustees may designate a committee of one Trustee to consider a Shareholder demand if necessary to create a committee with a majority of Trustees who are "independent trustees" (as such term is defined in the DSTA).
In addition to all suits, claims or other actions (collectively, "claims")
 that under applicable law must be brought as derivative claims, each Shareholder of the Trust or any Series or Class thereof agrees that any claim that affects all Shareholders of a Series or Class equally, that is, proportionately based on their number of Shares in such Series or Class, must be brought as a derivative claim subject to this Section 4 irrespective of whether such claim involves a violation of the
Shareholders' rights under this Declaration of Trust or any other alleged violation of contractual or individual rights that might otherwise give rise to a direct claim.
Section 5.	Jurisdiction and Waiver of Jury Trial.  In accordance with
Section 3804(e) of the DSTA any suit, action or proceeding brought by or in the right of any Shareholder or any person claiming any interest in any Shares seeking to enforce any provision of, or based on any matter arising out of, or in connection with, this Declaration of Trust or the Trust, any Series or Class or any Shares, including any claim of any nature against the Trust, any Series or Class, the Trustees or officers of the Trust, shall be brought exclusively in the Court of Chancery of the State of Delaware to the extent there is subject matter jurisdiction in such court for the claims asserted or, if not, then in the Superior Court of the State of Delaware, and all Shareholders and other such
Persons hereby irrevocably consent to the jurisdiction of such courts
 (and the appropriate appellate courts therefrom) in any such suit, action or proceeding and irrevocably waive, to the fullest extent permitted by law, any objection they may make now or hereafter have to the laying of the venue of any such suit, action or proceeding in such court or that any such suit, action or proceeding brought in any such court has been brought in an inconvenient forum and further, in connection with any such suit, action, or proceeding brought in the Superior Court in the State of Delaware, all Shareholders and all other such Persons irrevocably waive the right to a trial by jury to the fullest extent permitted by law. All Shareholders and other such Persons agree that service of summons, complaint or other process in connection with any proceedings may be made by registered or certified mail or by overnight courier addressed to such Person at the address shown on the books and records of the Trust for such Person or at the address of the Person shown on the books and records of the Trust with respect to the Shares that such Person claims an interest in. Service of process in any such suit, action or proceeding against the Trust or any Trustee or officer of the Trust may be made at the address of the Trust's registered agent in the State of Delaware.  Any service so made shall be effective as if personally made in the State of Delaware.
ARTICLE VIII

CERTAIN TRANSACTIONS
Section 1.	Dissolution of Trust or Series.  The Trust and each Series
 shall have perpetual existence, except that the Trust (or a particular Series) shall be dissolved:
(a)	With respect to the Trust, (i) upon the vote of the holders of not less than a majority of the Shares of the Trust cast, or (ii) at the discretion of the Board of Trustees either (A) at any time there are no Shares outstanding of the Trust, or (B) upon prior written notice to the Shareholders of the Trust; or
(b)	With respect to a particular Series, (i) upon the vote of the holders of not less than a majority of the Shares of such Series cast, or (ii) at the discretion of the Board of Trustees either (A) at any time there are no Shares outstanding of such Series, or (B) upon prior written notice to the Shareholders of such Series; or
(c)	With respect to the Trust (or a particular Series), upon the occurrence of a dissolution or termination event pursuant to any other provision of this Declaration of Trust (including Article VIII,
Section 2) or the DSTA; or
(d)	With respect to any Series, upon any event that causes the
dissolution of the Trust.
Upon dissolution of the Trust (or a particular Series, as the case may
 be), the Board of Trustees shall (in accordance with Section 3808 of the DSTA) pay or make reasonable provision to pay all claims and obligations of the Trust and/or each Series (or the particular Series, as the case may be), including, without limitation, all contingent, conditional or unmatured claims and obligations known to the Trust, and all claims and obligations which are known to the Trust, but for which the identity of the claimant is unknown. If there are sufficient assets held with respect to the Trust and/or each Series of the Trust
 (or the particular Series, as the case may be), such claims and obligations shall be paid in full and any such provisions for payment shall be made in full.  If there are insufficient assets held with respect to the Trust and/or each Series of the Trust (or the particular
 Series, as the case may be), such claims and obligations shall be paid or provided for according to their priority and, among claims and obligations of equal priority, ratably to the extent of assets available therefor.  Any remaining assets (including, without limitation, cash, securities or any combination thereof) held with respect to the Trust and/or each Series of the Trust (or the particular Series, as the case may be) shall be distributed to the Shareholders of the
Trust and/or each Series of the Trust (or the particular Series, as the case may be) ratably according to the number of Shares of the Trust and/or such Series thereof (or the particular Series, as the case may
be) held of record by the several Shareholders on the date for such dissolution distribution; provided, however, that if the Shares of the
 Trust or a Series are divided into Classes thereof, any remaining assets (including, without limitation, cash, securities or any combination thereof) held with respect to the Trust or such Series, as applicable, shall be distributed to each Class of the Trust or such Series according to the net asset value computed for such Class and within such particular Class, shall be distributed ratably to the Shareholders of such Class according to the number of Shares of such Class held of record by the several Shareholders on the date for such dissolution distribution.
Upon the winding up of the Trust in accordance with Section 3808 of the DSTA and its termination, any one (1) Trustee shall execute, and cause to be filed, a certificate of cancellation, with the office of the Secretary of State of the State of Delaware in accordance with the provisions of Section 3810 of the DSTA. In connection with the dissolution and liquidation of the Trust or the termination of any
Series or any Class, the Trustees may provide for the establishment and utilization of a liquidating trust or similar vehicle.
Section 2.	Merger or Consolidation; Conversion; Reorganization.
(a)	Merger or Consolidation.  Pursuant to an agreement of merger or consolidation, the Board of Trustees, by vote of a majority of the
 Trustees, may cause the Trust to merge or consolidate with or into one or more statutory trusts or "other business entities" (as defined in
 Section 3801 of the DSTA) formed or organized or existing under the laws of the State of Delaware or any other state of the United States or any foreign country or other foreign jurisdiction.  Any such merger or consolidation shall not require the vote of the Shareholders unless such vote is required by the 1940 Act; provided however, that the Board of Trustees shall provide at least thirty (30) days' prior written notice to the Shareholders of such merger or consolidation.  By reference to
Section 3815(f) of the DSTA, any agreement of merger or consolidation approved in accordance with this Section 2(a) may, without a Shareholder vote unless required by the 1940 Act or the requirements of any securities exchange on which Shares are listed for trading, effect any amendment to this Declaration of Trust or the By-Laws or effect the adoption of a new governing instrument if the Trust is the surviving or resulting statutory trust in the merger or consolidation, which amendment or new governing instrument shall be effective at the effective time or date of the merger or consolidation. In all respects not governed by the DSTA, the 1940 Act, other applicable law or the requirements of any securities exchange on which Shares are listed for trading, the Board of Trustees shall have the power to prescribe additional procedures necessary or appropriate to accomplish a merger or consolidation, including the power to create one or more separate statutory trusts to which all or any part of the assets, liabilities, profits or losses of the Trust may be transferred and to provide for the conversion of Shares into beneficial interests in such separate statutory trust or trusts. In connection with any merger or consolidation, if the Trust is the surviving or resulting statutory trust, any one (1) Trustee shall execute, and cause to be filed, a certificate of merger or consolidation in accordance with Section 3815 of the DSTA.
(b)	Conversion.  The Board of Trustees, by vote of a majority of the Trustees, may cause (i) the Trust to convert to an "other business entity" (as defined in Section 3801 of the DSTA) formed or organized under the laws of the State of Delaware as permitted pursuant to Section 3821 of the DSTA; (ii) the Shares of the Trust or any Series or Class
to be converted into beneficial interests in another statutory trust (or series or class thereof) created pursuant to this Section 2 of this
 Article VIII, or (iii) the Shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law. Any such statutory conversion, Share conversion or Share exchange shall not require the vote of the Shareholders unless such vote is required by the 1940 Act; provided however, that the Board of Trustees shall provide at least thirty (30) days' prior written notice to the Shareholders of the Trust of any conversion of Shares of the Trust pursuant to Subsections (b)(i)
or (b)(ii) of this Section 2 or exchange of Shares of the Trust pursuant to Subsection (b)(iii) of this Section 2, and at least thirty (30) days' prior written notice to the Shareholders of a particular Series or Class of any conversion of Shares of such Series or Class pursuant to
Subsection (b)(ii) of this Section 2 or exchange of Shares of such Series or Class pursuant to Subsection (b)(iii) of this Section 2. In all respects not governed by the DSTA, the 1940 Act, other applicable law or the requirements of any securities exchange on which Shares are listed for trading, the Board of Trustees shall have the power to prescribe additional procedures necessary or appropriate to accomplish a statutory conversion, Share conversion or Share exchange, including the power to create one or more separate statutory trusts to which all or any part of the assets, liabilities, profits or losses of the Trust may be transferred and to provide for the conversion of Shares of the Trust or any Series or Class thereof into beneficial interests in such separate statutory trust or trusts (or series or class thereof).
(c)	Reorganization.  The Board of Trustees, by vote of a majority of the Trustees, may cause the Trust to sell, convey and transfer all or substantially all of the assets of the Trust ("sale of Trust assets")
or all or substantially all of the assets associated with any one or more
 Series ("sale of such Series' assets") or any one or more Classes ("sale of such Class's assets"), to another trust, statutory trust, partnership
, limited partnership, limited liability company, corporation or other association organized under the laws of any state, or to one or more separate series or class thereof, or to the Trust to be held as assets associated with one or more other Series or Classes of the Trust, in exchange for cash, shares or other securities (including, without limitation, in the case of a transfer to another Series or Class of the
 Trust, Shares of such other Series or Class) with such sale, conveyance and transfer either (a) being made subject to, or with the assumption by the transferee of, the liabilities associated with the Trust or the liabilities associated with the Series or Class the assets of which are so transferred, as applicable, or (b) not being made subject to, or not with the assumption of, such liabilities. Any such sale, conveyance and transfer shall not require the vote of the Shareholders unless such vote is required by the 1940 Act; provided however, that the Board of Trustees shall provide at least thirty (30) days' prior written notice to the Shareholders of the Trust of any such sale of Trust assets, at least thirty (30) days' prior written notice to the Shareholders of a particular
 Series of any sale of such Series' assets, and at least thirty (30) days' prior written notice to the Shareholders of a particular Class of any sale of such Class's assets.  Following such sale of Trust assets, the
 Board of Trustees shall distribute such cash, shares or other securities ratably among the Shareholders of the Trust (giving due effect to the assets and liabilities associated with and any other differences among the various Series the assets associated with which have been so sold, conveyed and transferred, and due effect to the differences among the various Classes within each such Series). Following a sale of such
 Series' assets, the Board of Trustees shall distribute such cash, shares or other securities ratably among the Shareholders of such Series
 (giving due effect to the differences among the various Classes within each such Series). Following a sale of such Class's assets, the Board of Trustees shall distribute such cash, shares or other securities ratably among the Shareholders of such Class. If all of the assets of the Trust have been so sold, conveyed and transferred, the Trust shall be dissolved; and if all of the assets of a Series or Class have been so sold, conveyed and transferred, such Series and the Classes thereof, or such Class, shall be dissolved. In all respects not governed by the DSTA, the 1940 Act or other applicable law, the Board of Trustees shall have the power to prescribe additional procedures necessary or appropriate to accomplish such sale, conveyance and transfer, including the power to create one or more separate statutory trusts to which all or any part of the assets, liabilities, profits or losses of the Trust may be transferred and to provide for the conversion of Shares into beneficial interests in such separate statutory trust or trusts.
Section 3.	Master Feeder Structure.  If permitted by the 1940 Act,
 the Board of Trustees, by vote of a majority of the Trustees, and without a Shareholder vote, may cause the Trust or any one or more Series to convert to a master feeder structure (a structure in which a feeder fund invests all of its assets in a master fund, rather than making investments in securities directly) and thereby cause existing Series of the Trust to either become feeders in a master fund, or to become master funds in which other funds are feeders.
Section 4.	Absence of Appraisal or Dissenters' Rights.  No
Shareholder shall be entitled, as a matter of right, to relief as a dissenting Shareholder in respect of any proposal or action involving the Trust or any Series or any Class thereof.
ARTICLE IX

AMENDMENTS
Section 1.	Amendments Generally.  This Declaration of Trust may be
 restated and/or amended at any time by an instrument in writing signed by not less than a majority of the Board of Trustees and, to the extent required by the 1940 Act or the requirements of any securities exchange on which Shares are listed for trading, by approval of such amendment by the Shareholders in accordance with Article III, Section 6 hereof and
Article V hereof. Any such restatement and/or amendment hereto shall be effective immediately upon execution and approval or upon such future date and time as may be stated therein. The Certificate of Trust shall be restated and/or amended at any time by the Board of Trustees, without Shareholder approval, to correct any inaccuracy contained therein. Any such restatement and/or amendment of the Certificate of Trust shall be executed by at least one (1) Trustee and shall be effective immediately upon its filing with the office of the Secretary of State of the State of Delaware or upon such future date as may be stated therein.
ARTICLE X

MISCELLANEOUS
Section 1.	References; Headings; Counterparts.  In this Declaration of
Trust and in any restatement hereof and/or amendment hereto, references to this instrument, and all expressions of similar effect to "herein,"
 "hereof" and "hereunder," shall be deemed to refer to this instrument as so restated and/or amended.  Headings are placed herein for convenience of reference only and shall not be taken as a part hereof or control or affect the meaning, construction or effect of this instrument. Whenever the singular number is used herein, the same shall include the plural; and the neuter, masculine and feminine genders shall include each other, as applicable. Any references herein to specific sections of the DSTA, the Code or the 1940 Act shall refer to such sections as amended from time to time or any successor sections thereof. This instrument may be executed in any number of counterparts, each of which shall be deemed an original.
Section 2.	Applicable Law.  This Declaration of Trust is created
 under and is to be governed by and construed and administered according to the laws of the State of Delaware and the applicable provisions of the 1940 Act and the Code; provided, that, all matters relating to or in connection with the conduct of Shareholders' and
Trustees' meetings (excluding, however, the Shareholders' right to vote), including, without limitation, matters relating to or in connection with record dates, notices to Shareholders or Trustees, nominations and elections of Trustees, voting by, and the validity of, Shareholder proxies, quorum requirements, meeting adjournments, meeting postponements and inspectors, which are not specifically addressed in this Declaration of Trust, in the By-Laws or in the DSTA (other than
DSTA Section 3809), or as to which an ambiguity exists, shall be governed by the Delaware General Corporation Law, and judicial interpretations thereunder, as if the Trust were a Delaware corporation, the
Shareholders were shareholders of such Delaware corporation and the
 Trustees were directors of such Delaware corporation; provided, further, however, that there shall not be applicable to the Trust, the Trustees, the Shareholders or any other Person or to this Declaration of Trust or the By-Laws (a) the provisions of Sections 3533, 3540 and 3583(a) of Title 12 of the Delaware Code or (b) any provisions of the laws (statutory or common) of the State of Delaware (other than the DSTA) pertaining to trusts which relate to or regulate
(i) the filing with any court or governmental body or agency of trustee accounts or schedules of trustee fees and charges, (ii) affirmative requirements to post bonds for trustees, officers, agents or employees of a trust, (iii) the necessity for obtaining court or other governmental approval concerning the acquisition, holding or disposition of real or personal property, (iv) fees or other sums payable to trustees, officers, agents or employees of a trust, (v) the allocation of receipts and expenditures to income or principal, (vi) restrictions or limitations on the permissible nature, amount or concentration of trust investments or requirements relating to the titling, storage or other manner of holding trust assets, or (vii) the establishment of fiduciary or other standards or responsibilities or limitations on the indemnification, acts or powers of trustees or other Persons, which are inconsistent with the limitations of liabilities or authorities and powers of the Trustees or officers of the Trust set forth or referenced in this Declaration of Trust or the By-Laws.  The Trust shall be a
Delaware statutory trust pursuant to the DSTA, and without limiting the provisions hereof, the Trust may exercise all powers which are ordinarily exercised by such a statutory trust.
Section 3.	Provisions in Conflict with Law or Regulations.
(a)	The provisions of this Declaration of Trust are severable,
and if the Board of Trustees shall determine, with the advice of counsel, that any of such provisions is in conflict with the 1940 Act, the Code, the DSTA, or with other applicable laws and regulations, the conflicting provision shall be deemed not to have constituted a part of this
Declaration of Trust from the time when such provisions became inconsistent with such laws or regulations; provided, however, that such determination shall not affect any of the remaining provisions of this Declaration of Trust or render invalid or improper any action taken or omitted prior to such determination.
(b)	If any provision of this Declaration of Trust shall be held
invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to such provision in such jurisdiction and shall not in any manner affect such provision in any other jurisdiction or any other provision of this Declaration of Trust in any jurisdiction.
Section 4.	Statutory Trust Only.  It is the intention of the Trustees
 to create hereby a statutory trust pursuant to the DSTA, and thereby to create the relationship of trustee and beneficial owners within the meaning of the DSTA between, respectively, the Trustees and each Shareholder. It is not the intention of the Trustees to create a general or limited partnership, limited liability company, joint stock association, corporation, bailment, or any form of legal relationship other than a statutory trust pursuant to the DSTA. Nothing in this Declaration of Trust shall be construed to make the Shareholders, either by themselves or with the Trustees, partners or members of a joint stock association.
Section 5.	Use of the Names "Franklin," "Templeton," "Fiduciary
 Trust," and/or "Institutional Fiduciary Trust". The Board of Trustees expressly agrees and acknowledges that the names "Franklin," "Templeton," "Fiduciary Trust," and "Institutional Fiduciary Trust" are the sole property of Franklin Resources, Inc. ("FRI"). FRI has granted to the
Trust a non-exclusive license to use such names as part of the name of the Trust now and in the future. The Board of Trustees further expressly agrees and acknowledges that the non-exclusive license granted herein may be terminated by FRI if the Trust ceases to use FRI or one of its
Affiliates as Investment Adviser or to use other Affiliates or successors of FRI for such purposes. In such event, the non-exclusive license may be revoked by FRI and the Trust shall cease using the names "Franklin,"
 "Templeton," "Fiduciary Trust," "Institutional Fiduciary Trust" or any name misleadingly implying a continuing relationship between the Trust and FRI or any of its Affiliates, as part of its name unless otherwise consented to by FRI or any successor to its interests in such names.
The Board of Trustees further understands and agrees that so long as
 FRI and/or any future advisory Affiliate of FRI shall continue to serve as the Trust's Investment Adviser, other registered open- or closed-end investment companies ("funds") as may be sponsored or advised by FRI or its Affiliates shall have the right permanently to adopt and to use the names "Franklin", "Templeton," "Fiduciary Trust" and/or "Institutional Fiduciary Trust" in their names and in the names of any series or Class of shares of such funds.


IN WITNESS WHEREOF, the Trustees of Franklin Managed Trust named below do hereby make and enter into this Declaration of Trust as of the date first written above.
/s/ Harris J. Ashton
Harris J. Ashton, Trustee
/s/ Mary C. Choksi
Mary C. Choksi, Trustee
/s/ Gregory E. Johnson
Gregory E. Johnson, Trustee
/s/ J. Michael Luttig
J. Michael Luttig, Trustee	/s/ Terrence J. Checki
Terrence J. Checki, Trustee
/s/ Edith E. Holiday
Edith E. Holiday, Trustee
/s/ Rupert H. Johnson, Jr.
Rupert H. Johnson, Jr., Trustee
/s/ Larry D. Thompson
Larry D. Thompson, Trustee
/s/ John B. Wilson
John B. Wilson, Trustee